Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 27,563	$ 512,971	$ 540,534
Copper Cayon
Total		769	769
Falcon Copper
Total		252,455	252,455
MacArthur
Total		164,509	164,509
Wassuk
Total		56,928	56,928
Yerington
Total	$ 27,563	$ 38,310	$ 65,873